Risk management and concentrations of risk (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning Balance, Before tax gains (losses)	$ (6,947)	$ (8,830)	$ (10,159)
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)	2,480	1,028	474
Reclassification of amortization of cash flow hedge to earnings, Before tax gains (losses)	855	855	855
Other comprehensive income for period, Before tax gains (losses)	3,335	1,883	1,329
Ending Balance, Before tax gains (losses)	(3,612)	(6,947)	(8,830)
Beginning Balance, Tax benefit (expense)	1,211	1,589	1,984
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)	0	0	0
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	(347)	(378)	(395)
Other comprehensive income for period, Tax benefit (expense)	(347)	(378)	(395)
Ending Balance, Tax benefit (expense)	864	1,211	1,589
Beginning Balance, Net of tax	(5,736)	(7,241)	(8,175)
Effective portion of unrealized loss on cash flow hedge, Net of tax	2,480	1,028	474
Reclassification of amortization of cash flow hedge to earnings, Net of tax	508	477	460
Other comprehensive income for period, Net of tax	2,988	1,505	934
Ending Balance, Net of tax	(2,748)	(5,736)	(7,241)
Beginning Balance, Accumulated OCI	(5,736)	(7,241)	(8,175)
Effective portion of unrealized loss on cash flow hedge, Accumulated OCI	2,480	1,028	474
Reclassification of amortization of cash flow hedge to earnings, Accumulated OCI	508	477	460
Other comprehensive income (loss) for period, Accumulated OCI	2,988	1,505	934
Ending Balance, Accumulated OCI	$ (2,748)	$ (5,736)	$ (7,241)